                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment [ ]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                 New Orleans, LA                 4/23/07
---------------------------   ----------------------------   -------------------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number          Name

     28-
         ------------------   -------------------------------------------------
     [Repeat as necessary.)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:        110

Form 13F Information Table Value Total: $1,011,760
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   13F File Number            Name

           28-
     ---       -------------------    ------------------------------------------

     [Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                      13F
                                 March 31, 2007


           COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7 COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHRS OR                  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP     (X1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3-D SYS CORP DEL              COM NEW        88554D 20 5    68,116 3,108,901 Sh              OTHER                    3,108,901
POOL CORPORATION              COM            73278L 10 5    67,843 1,895,064 Sh              OTHER                    1,895,064
LUMINEX CORP DEL              COM            55027E 10 2    61,429 4,477,305 Sh              OTHER                    4,477,305
AMERICAN VANGUARD CORP        COM            030371 10 8    50,230 2,939,139 Sh              OTHER                    2,939,139
NOBLE INTL LTD                COM            655053 10 6    47,641 2,839,169 Sh              OTHER                    2,839,169
GULF ISLAND FABRICATION INC   COM            402307 10 2    43,052 1,610,015 Sh              OTHER                    1,610,015
DELTA PETE CORP               COM NEW        247907 20 7    40,921 1,782,291 Sh              OTHER                    1,782,291
O REILLY AUTOMOTIVE INC       COM            686091 10 9    40,585 1,226,142 Sh              OTHER                    1,226,142
FIRST ST BANCORPORATION       COM            336453 10 5    40,545 1,798,008 Sh              OTHER                    1,798,008
EPIQ SYS INC                  COM            26882D 10 9    37,179 1,824,281 Sh              OTHER                    1,824,281
QUEST DIAGNOSTICS INC         COM            74834L 10 0    36,091   723,700 Sh              OTHER                      723,700
PHI INC                       COM NON VTG    69336T 20 5    35,121 1,297,899 Sh              OTHER                    1,297,899
INPUT/OUTPUT INC              COM            457652 10 5    33,419 2,425,150 Sh              OTHER                    2,425,150
YRC WORLDWIDE INC             COM            984249 10 2    31,022   771,300 Sh              OTHER                      771,300
ADVANCED MEDICAL OPTICS INC   COM            00763M 10 8    25,515   685,900 Sh              OTHER                      685,900
HENRY JACK & ASSOC INC        COM            426281 10 1    22,919   952,960 Sh              OTHER                      952,960
CABELAS INC                   COM            126804 30 1    19,753   796,175 Sh              OTHER                      796,175
GARMIN LTD                    ORD            G37260 10 9    17,642   325,800 Sh              OTHER                      325,800
VARIAN MED SYS INC            COM            9222OP 10 5    17,135   359,300 Sh              OTHER                      359,300
CHEESECAKE FACTORY INC        COM            163072 10 1    15,762   591,450 Sh              OTHER                      591,450
BLOCK H & R INC               COM            093671 10 5    15,561   739,602 Sh              OTHER                      739,602
MARCUS CORP                   COM            566330 10 6    15,123   650,152 Sh              OTHER                      650,152
WELLS FARGO & CO NEW          COM            949746 10 1    14,732   427,892 Sh              OTHER                      427,892
STEWART ENTERPRISES INC       CL A           860370 10 5    12,131 1,505,100 Sh              OTHER                    1,505,100
KANSAS CITY SOUTHERN          COM NEW        485170 30 2    10,892   306,135 Sh              OTHER                      306,135
QUICKSILVER RESOURCES INC     COM            74837R 10 4     9,587   241,050 Sh              OTHER                      241,050
NIC INC                       COM            62914B 10 0     8,801 1,641,911 Sh              OTHER                    1,641,911
COAST FINL HLDGS INC          COM            190354 10 0     8,357 1,211,190 Sh              OTHER                    1,211,190
INTERNATIONAL SHIPHOLDING CO  PFD 6% CONV EX 460321 30 0     8,073   158,300 Sh              OTHER                      158,300
JP MORGAN CHASE & CO          COM            46625H 10 0     7,879   162,862 Sh              OTHER                      162,862
PHI INC                       COM VTG        69336T 10 6     7,827   297,828 Sh              OTHER                      297,828
CARTER INC                    COM            146229 10 9     7,328   289,200 Sh              OTHER                      289,200
BANK OF AMERICA CORPORATION   COM            060505 10 4     6,440   126,223 Sh              OTHER                      126,223
PAYLESS SHOESOURCE INC        COM            704379 10 6     6,029   181,600 Sh              OTHER                      181,600
EXXON MOBIL CORP              COM            30231G 10 2     5,881    77,952 Sh              OTHER                       77,952
LEGGETT & PLATT INC           COM            524660 10 7     5,873   259,064 Sh              OTHER                      259,064
SOUTHWESTERN ENERGY CO        COM            845467 10 9     5,721   139,600 Sh              OTHER                      139,600
US BANCORP DEL                COM NEW        902973 30 4     5,357   153,188 Sh              OTHER                      153,188
BALDOR ELEC CO                COM            057741 10 0     5,306   140,600 Sh              OTHER                      140,600
TIDEWATER INC                 COM            886423 10 2     4,528    77,300 Sh              OTHER                       77,300
AMEDISYS INC                  COM            023436 10 8     4,246   130,934 Sh              OTHER                      130,934
BROOKE CORP                   COM            112502 10 9     4,125   342,600 Sh              OTHER                      342,600

                         St. Denis J. Villere Co., LLC
                                      13F
                                 March 31, 2007

AAR CORP                      COM            000361 10 5     4,117   149,400 Sh              OTHER                      149,400
WHITNEY HLDG CORP             COM            966612 10 3     3,976   130,007 Sh              OTHER                      130,007
SCHLUMBERGER LTD              COM            806857 10 8     3,718    53,808 Sh              OTHER                       53,808
WESTAR ENERGY INC             COM            95709T 10 0     3,557   129,250 Sh              OTHER                      129,250
DST SYS INC DEL               COM            233326 10 7     3,534    47,000 Sh              OTHER                       47,000
VITRAN CORP INC               COM            92850E 10 7     3,530   180,000 Sh              OTHER                      180,000
MURPHY OIL CORP               COM            626717 10 2     3,244    60,740 Sh              OTHER                       60,740
CERNER CORP                   COM            156782 10 4     2,385    43,800 Sh              OTHER                       43,800
HYDRIL                        COM            448774 10 9     2,329    24,200 Sh              OTHER                       24,200
REGIONS FINANCIAL CORP NEW    COM            7591EP 10 0     2,185    61,763 Sh              OTHER                       61,763
HANCOCK HLDG CO               COM            410120 10 9     2,115    48,093 Sh              OTHER                       48,093
SCOTTS MIRACLE GRO CO         CL A           810186 10 6     2,071    47,040 Sh              OTHER                       47,040
AT&T INC                      COM            00206R 10 2     2,004    50,814 Sh              OTHER                       50,814
BIO RAD LABS INC              CL A           090572 20 7     1,760    25,200 Sh              OTHER                       25,200
TRAVELERS COMPANIES INC       COM            89417E 10 9     1,636    31,595 Sh              OTHER                       31,595
HOME BANCSHARES INC           COM            436893 20 0     1,634    74,100 Sh              OTHER                       74,100
KEYCORP NEW                   COM            493267 10 8     1,626    43,400 Sh              OTHER                       43,400
TUPPERWARE BRANDS CORP        COM            899896 10 4     1,606    64,413 Sh              OTHER                       64,413
BANK OF THE OZARKS INC        COM            063904 10 6     1,491    51,900 Sh              OTHER                       51,900
MARSH & MCLENNAN COS INC      COM            571748 10 2     1,444    49,300 Sh              OTHER                       49,300
PFIZER INC                    COM            717081 10 3     1,440    57,010 Sh              OTHER                       57,010
CISCO SYS INC                 COM            17275R 10 2     1,419    55,570 Sh              OTHER                       55,570
GOLDMAN SACHS GROUP INC       COM            38141G 10 4     1,384     6,700 Sh              OTHER                        6,700
EMAGEON INC                   COM            29076V 10 9     1,239   112,600 Sh              OTHER                      112,600
DISNEY WALT CO                COM DISNEY     254687 10 6     1,195    34,700 Sh              OTHER                       34,700
CITIGROUP INC                 COM            172967 10 1     1,193    23,243 Sh              OTHER                       23,243
MCDONALDS CORP                COM            580135 10 1     1,108    24,600 Sh              OTHER                       24,600
BRISTOW GROUP INC             COM            110394 10 3     1,028    28,200 Sh              OTHER                       28,200
SOUTHWEST BANCORP INC OKLA    COM            844767 10 3     1,002    39,000 Sh              OTHER                       39,000
PROCTER & GAMBLE CO           COM            742718 10 9       966    15,288 Sh              OTHER                       15,288
CAPITAL ONE FINL CORP         COM            14040H 10 5       941    12,475 Sh              OTHER                       12,475
BP PLC                        SPONSORED ADR  055622 10 4       926    14,306 Sh              OTHER                       14,306
GENERAL ELECTRIC CO           COM            369604 10 3       876    24,769 Sh              OTHER                       24,769
GRAINGER W W INC              COM            384802 10 4       772    10,000 Sh              OTHER                       10,000
JOHNSON & JOHNSON             COM            478160 10 4       765    12,700 Sh              OTHER                       12,700
CHEVRON CORP NEW              COM            166764 10 0       744    10,062 Sh              OTHER                       10,062
ALLSTATE CORP                 COM            020002 10 1       721    12,000 Sh              OTHER                       12,000
AFLAC INC                     COM            001055 10 2       718    15,260 Sh              OTHER                       15,260
MORGAN STANLEY                COM NEW        617446 44 8       700     8,882 Sh              OTHER                        8,882
CONOCOPHILLIPS                COM            20825C 10 4       688    10,071 Sh              OTHER                       10,071
PNC FINL SVCS GROUP INC       COM            693475 10 5       684     9,500 Sh              OTHER                        9,500
IRWIN FINL CORP               COM            464119 10 6       621    33,300 Sh              OTHER                       33,300
PEPSICO INC                   COM            713448 10 8       597     9,395 Sh              OTHER                        9,395
KIMBERLY CLARK CORP           COM            494368 10 3       596     8,700 Sh              OTHER                        8,700
MERCK & CO INC                COM            589331 10 7       585    13,255 Sh              OTHER                       13,255
SECURITY BANK CORP            COM            814047 10 6       564    28,000 Sh              OTHER                       28,000
WAL MART STORES INC           COM            931142 10 3       481    10,240 Sh              OTHER                       10,240
HOME DEPOT INC                COM            437076 10 2       467    12,700 Sh              OTHER                       12,700
BRISTOL MYERS SQUIBB CO       COM            110122 10 8       449    16,168 Sh              OTHER                       16,168
DELTIC TIMBER CORP            COM            247850 10 0       390     8,122 Sh              OTHER                        8,122

                         St. Denis J. Villere Co., LLC
                                      13F
                                 March 31, 2007

COLGATE PALMOLIVE CO          COM            194162 10 3       384     5,751 Sh              OTHER                        5,751
FEDERAL REALTY INVT TR        SH BEN INT NEW 313747 20 6       362     4,000 Sh              OTHER                        4,000
DEVELOPERS DIVERSIFIED RLTY   COM            251591 10 3       359     5,700 Sh              OTHER                        5,700
WACHOVIA CORP 2ND NEW         COM            929903 10 2       346     6,288 Sh              OTHER                        6,288
AMERICAN INTL GROUP INC       COM            026874 10 7       343     5,100 Sh              OTHER                        5,100
BAXTER INTL INC               COM            071813 10 9       316     6,000 Sh              OTHER                        6,000
PPG INDS INC                  COM            693506 10 7       296     4,216 Sh              OTHER                        4,216
CABOT CORP                    COM            127055 10 1       286     6,000 Sh              OTHER                        6,000
SHORE BANCSHARES INC          COM            825107 10 5       283    10,687 Sh              OTHER                       10,687
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259 20 6       277     4,176 Sh              OTHER                        4,176
KINDER MORGAN ENERGY PARTNERS UT LTD PARTNER 494550 10 6       250     4,750 Sh              OTHER                        4,750
VERIZON COMMUNICATIONS        COM            92343V 10 4       247     6,526 Sh              OTHER                        6,526
LOWES COS INC                 COM            548661 10 7       216     6,870 Sh              OTHER                        6,870
ANADARKO PETE CORP            COM            032511 10 7       215     5,008 Sh              OTHER                        5,008
OMNICOM GROUP INC             COM            681919 10 6       205     2,000 Sh              OTHER                        2,000
KIMCO REALTY CORP             COM            49446R 10 9       205     4,200 Sh              OTHER                        4,200
LOEWS CORP                    COM            540424 10 8       204     4,500 Sh              OTHER                        4,500
PALATIN TECHNOLOGIES INC      COM NEW        696077 30 4        28    15,000 Sh              OTHER                       15,000
                                                         1,011,760